Share-Based Payments - Valuation Assumptions of Stock Options (Detail) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield(a)	3.18%	[1]	3.45%	[1]	4.10%	[1]
Risk-free interest rate(b)	1.94%	[2]	1.16%	[2]	1.28%	[2]
Expected stock price volatility(c)	19.76%	[3]	19.68%	[3]	23.78%	[3]
Expected term (years)(d)	6 years 6 months	[4]	6 years 6 months	[4]	6 years 6 months	[4]

[1]	Determined using a constant dividend yield during the expected term of the option.
[2]	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
[3]	Determined using implied volatility, after consideration of historical volatility.
[4]	Determined using historical exercise and post-vesting termination patterns.The following table summarizes all stock option activity during 2014: Shares(Thousands) Weighted-AverageExercise PricePer Share Weighted-AverageRemainingContractualTerm(Years) AggregateIntrinsicValue(a)(Millions)December 31, 2013(b) 299,653 $24.33 Granted 44,599 32.23 Exercised (46,960) 21.44 Forfeited (4,396) 26.36 Expired (43,784) 36.85 Outstanding, December 31, 2014 249,112 24.05 5.9 $1,815Vested and expected to vest, December 31, 2014(c) 243,297 23.91 5.9 1,805Exercisable, December 31, 2014 122,618 $21.19 3.6 $1,222